OTHER LONG-TERM OBLIGATIONS (Details Textual) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Sep. 30, 2014 USD ($)	Jul. 28, 2014 Pace Industry Union Management Pension Fund [Member] USD ($)	Dec. 31, 2012 Pace Industry Union Management Pension Fund [Member] CAD		Dec. 31, 2014 Pace Industry Union Management Pension Fund [Member] USD ($)	Dec. 31, 2014 Pace Industry Union Management Pension Fund [Member] CAD		Dec. 31, 2013 Pace Industry Union Management Pension Fund [Member] CAD
Payment of Liability Settlement Amount				$ 1.0
Other Long-term Debt, Current			9.9					10.1
Other Operating Income (Expense), Net	(2.2)	0						1.2
Multiemployer Plan, Period Contributions					0.1	[1],[2]	$ 0.1	1.5	[1],[2]	1.0	[1],[2]

[1]	Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).
[2]	The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.